Convertible Debts (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Debts [Abstract]
Schedule of Convertible Debts

The balance of convertible debts as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024
Debt from Shenzhen Deju	$885,728	$873,101
Debt from Early Bird Capital, Inc.	1,525,825	-
Less: Debt issuance costs	-	(1,098)
Total convertible debt, current	$2,411,553	$872,003